Loans from Third Parties - Schedule of Lender (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Goh Meng Keong [Member]
Debt Instrument [Line Items]
Principle	$ 474,777	$ 485,201
Interest rate	5.00%	5.00%
Lending date	Mar. 22, 2022	Mar. 22, 2022
Due date		Sep. 30, 2025
Goh Seng Wei [Member]
Debt Instrument [Line Items]
Principle	$ 47,478	$ 48,520
Interest rate	5.00%	5.00%
Lending date	May 26, 2022	May 26, 2022
Due date		Nov. 25, 2024